Convertible Preferred Shares (Details) - USD ($)											6 Months Ended		12 Months Ended
	Jun. 28, 2024	Mar. 31, 2024	Feb. 25, 2024	Feb. 09, 2024	Jul. 18, 2023	Jul. 07, 2023	Jun. 15, 2023	May 15, 2023	Feb. 25, 2023	Oct. 08, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 08, 2024	Apr. 12, 2024	Apr. 03, 2024	Aug. 09, 2023	Aug. 04, 2023	Feb. 22, 2023	Feb. 03, 2023	Feb. 17, 2022
Convertible Preferred Shares [Line Items]
Dividends percentage													5.00%
Common shares calculated based percentage													80.00%
Calculated based fixed price per share (in Dollars per share)													$ 1.57
Accumulated accrued and unpaid dividends percentage													115.00%
Share dividing price (in Dollars per share)											$ 0.339		$ 2.2
Conversion price per share (in Dollars per share)											$ 4.407		$ 39
Convertible preferred shares percentage													115.00%
Trading days										30 years
Conversion price (in Dollars per share)													$ 39
Accrued dividends (in Dollars)													$ 434,629
Common shares (in Shares)											614,441		142,438	76,371	572	19,393	19,393	17,081	426
Conversion of shares (in Shares)											87,938
Redeemed shares (in Shares)													90,909
Total redemption price (in Dollars)													$ 209,091
Securities Purchase Agreements								80.00%					80.00%
Sale of stock share (in Shares)														58,234
Sale of stock price (in Dollars per share)											$ 31.2		$ 0.13
Aggregate gross proceeds (in Dollars)				$ 5,000,000	$ 960,000	$ 1,869,000
Total issuance costs (in Dollars)														$ 15,000
Net proceeds (in Dollars)					$ 858,200									1,429,700
Common share exercise price (in Shares)													15,600
Exercise price (in Dollars per share)													$ 39
Net proceeds (in Dollars)	$ 475,000
Fair value (in Dollars)														2,672,750
Warrants (in Dollars)														172,050
12th Month [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage													5.00%
Minimum [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage		24.00%	19.00%						19.00%				5.00%
Outstanding common shares													4.99%
Dividend rate price per share (in Dollars per share)		$ 2.2	$ 3.3				$ 2
Maximum [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage		29.00%	24.00%										10.00%
Outstanding common shares													9.99%
Dividend rate price per share (in Dollars per share)		$ 2.42	$ 3.3				$ 2.2
Preferred Stock [Member]
Convertible Preferred Shares [Line Items]
Conversion price per share (in Dollars per share)													$ 9,100
Common Stock [Member]
Convertible Preferred Shares [Line Items]
Common shares (in Shares)											10,123		142,438		7,149			7,746		1	97
Fair value (in Dollars)
Warrants (in Dollars)
Common shares (in Shares)													842
24th month [Member]
Convertible Preferred Shares [Line Items]
Trading days													10 years
Kyle’s [Member]
Convertible Preferred Shares [Line Items]
Conversion price (in Dollars per share)													$ 39
Equity interest percentage													10.00%
Chief Executive Officer [Member]
Convertible Preferred Shares [Line Items]
Aggregate gross proceeds (in Dollars)														$ 174,700
Series A Senior Convertible Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Senior convertible preferred shares, shares designated (in Shares)											4,450,460		4,450,460	4,450,460
Dividends percentage													24.00%
Dividends rate (in Dollars per share)													$ 2.2
Dividend payment (in Dollars per share)													$ 1.57
Preferred share dividends (in Dollars)													$ 347,157	$ 590,162
Convertible preferred shares (in Shares)													1,367,273	133,333
Conversion of shares (in Shares)													30
Convertible preferred shares issued (in Shares)											45,455		226,667	1,593,940
Convertible preferred shares outstanding (in Shares)											45,455		226,667	1,593,940
Accrued Dividends (in Dollars)											$ 130,968	$ 263,937
Series A Senior Convertible Preferred Shares [Member] | Minimum [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage							14.00%
Series A Senior Convertible Preferred Shares [Member] | Maximum [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage							24.00%						10.00%
Series A Senior Convertible Preferred Shares [Member] | Maximum [Member] | 36th Month [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage													5.00%
Series A Senior Convertible Preferred Shares [Member] | Preferred Stock [Member]
Convertible Preferred Shares [Line Items]
Fair value (in Dollars)														$ 1,415,100
Warrants (in Dollars)
Common shares (in Shares)
Series A Senior Convertible Preferred Shares [Member] | 24th month [Member] | Minimum [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage													5.00%
Common Stock [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage													10.00%
Series B Senior Convertible Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Senior convertible preferred shares, shares designated (in Shares)											583,334		583,334	583,334								583,334
Dividends percentage													19.00%
Dividends rate (in Dollars per share)													$ 3
Common shares calculated based percentage													80.00%
Calculated based fixed price per share (in Dollars per share)													$ 2.7
Dividend payment (in Dollars per share)													$ 2.7
Accumulated accrued and unpaid dividends percentage													115.00%
Share dividing price (in Dollars per share)													$ 3
Convertible preferred shares percentage													115.00%
Convertible preferred shares (in Shares)													373,332
Conversion of shares (in Shares)													6,808
Convertible preferred shares issued (in Shares)											0		91,567	464,899
Convertible preferred shares outstanding (in Shares)											0		91,567	464,899
Conversion price (in Dollars per share)													$ 15,600
Sale of stock share (in Shares)														481,566
Sale of stock price (in Dollars per share)														$ 3
Aggregate gross proceeds (in Dollars)														$ 1,281,000
Accrued dividends on series preferred shares (in Dollars)													$ 165,810	$ 162,268
Accrued Dividends (in Dollars)											$ 13,299		$ 75,722
Convertible preferred shares (in Shares)														16,667
Convertible dividends (in Shares)														57,501
Series B Senior Convertible Preferred Shares [Member] | Minimum [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage									14.00%				5.00%
Outstanding common shares													4.99%
Series B Senior Convertible Preferred Shares [Member] | Maximum [Member]
Convertible Preferred Shares [Line Items]
Dividends percentage													10.00%
Outstanding common shares													9.99%
Series B Senior Convertible Preferred Shares [Member] | Preferred Stock [Member]
Convertible Preferred Shares [Line Items]
Fair value (in Dollars)														$ 1,257,650
Warrants (in Dollars)
Common shares (in Shares)
Series B Senior Convertible Preferred Shares [Member] | Common Stock [Member]
Convertible Preferred Shares [Line Items]
Net proceeds (in Dollars)													$ 1,429,700
Common Stock [Member]
Convertible Preferred Shares [Line Items]
Common shares (in Shares)													1,803
Preferred shares [Member] | Series A Senior Convertible Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Common shares (in Shares)													12,366
Preferred shares [Member] | Series B Senior Convertible Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Fair value (in Dollars)													$ 1,257,650
Warrants (in Dollars)													$ 172,050
Common shares (in Shares)													842